Regulatory Requirements	12 Months Ended
Jun. 30, 2025
Regulatory Requirements [Abstract]
REGULATORY REQUIREMENTS

15. REGULATORY REQUIREMENTS

The following table summarizes the minimum regulatory capital as established by the HKSFC that the Company were required to maintain as of June 30, 2025 and 2024 and the actual amounts of capital that were maintained.

	As of June 30, 2025
	Minimum regulatory capital requirement	Capital levels maintained	Excess net capital	Percent of requirement maintained
	US$	US$	US$
Beta International	382,170	4,807,449	4,425,279	1,257%
	As of June 30, 2024
	Minimum regulatory capital requirement	Capital levels maintained	Excess net capital	Percent of requirement maintained
	US$	US$	US$
Beta International	384,207	2,233,521	1,849,314	581%

The Company’s operation subsidiary maintains a capital level greater than the minimum regulatory capital requirements and it is in compliance with the minimum regulatory capital established by the HKSFC.